Convertible Promissory Note - Schedule of Derivative Liabilities at Fair Value (Details) (10Q)	6 Months Ended
Jun. 30, 2016
Dividend rate	0.00%
Volatility	366.97%
Minimum [Member]
Term (in years)	11 months 1 day
Risk-free interest rate	0.45%
Maximum [Member]
Term (in years)	1 year
Risk-free interest rate	0.69%